OPERATING EXPENSES	12 Months Ended
Dec. 31, 2019
Disclosure of expenses [text block] [Abstract]
Disclosure of expenses [text block]
9 OPERATING EXPENSES

	2019	2018	2017
	£m	£m	£m
Staff costs:
Salaries	2,370	2,379	2,540
Performance-based compensation	340	485	464
Social security costs	308	330	343
Pensions and other post-retirement benefit schemes (note 29)	518	688	583
Restructuring costs	89	247	22
Other staff costs	360	444	466
	3,985	4,573	4,418
Premises and equipment:
Rent and rates	114	364	364
Repairs and maintenance	182	189	231
Other	150	126	95
	446	679	690
Other expenses:
Communications and data processing	1,022	1,116	880
Advertising and promotion	173	192	207
Professional fees	144	230	312
Other	561	673	701
	1,900	2,211	2,100
Depreciation and amortisation:
Depreciation of property, plant and equipment (note 22)	2,040	1,849	1,939
Amortisation of other intangible assets (note 21)	562	500	353
	2,602	2,349	2,292
Impairment of goodwill	–	–	8
Total operating expenses, excluding regulatory provisions	8,933	9,812	9,508
Regulatory provisions
Payment protection insurance provision (note 31)	1,795	1,395	1,300
Other regulatory provisions (note 31)	395	561	822
	2,190	1,956	2,122
Total operating expenses	11,123	11,768	11,630

The average number of persons on a headcount basis employed by the Group during the year was as follows:

	2019	2018	2017
UK	69,321	71,017	72,644
Overseas	762	769	794
Total	70,083	71,786	73,438